Basis of Preparation - Additional Information (Details)	1 Months Ended					6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($) shares	Jul. 31, 2025 USD ($)	Jan. 31, 2025 USD ($) shares	Nov. 30, 2024 USD ($) shares	Apr. 30, 2024 USD ($)	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares	Jun. 22, 2026 shares	Dec. 31, 2024 USD ($)
Disclosure of offsetting of financial assets [line items]
Net loss						$ (24,634,013)	$ (20,135,547)
Net operating cash outflows						23,055,782	22,258,440
Cash balance	$ 59,534,916					59,534,916	24,820,758	$ 79,865,999		$ 42,557,621
Net current assets (liabilities)	(2,531,821)					(2,531,821)		$ 5,601,197
Share value						20,323,943	$ 25,005,637
Government grants funding amount receivable	100,000,000					100,000,000
Manufacturing and energy supply chain remaining claimed grant funds receivable	51,300,000					$ 51,300,000
Tax credit					$ 103,000,000
Ordinary shares [member]
Disclosure of offsetting of financial assets [line items]
Number of shares issued | shares									129,334,163
Ordinary shares [member] | Institutional Placement [Member]
Disclosure of offsetting of financial assets [line items]
Share value				$ 26,600,000
Number of shares issued | shares				74,100,000
Yorkville Advisors Global LP [Member]
Disclosure of offsetting of financial assets [line items]
Convertible notes issued		$ 100,000,000
Maturity period								18 months
Conversion price of per ordinary share | $ / shares								$ 0.12
Face value of outstanding debentures								$ 35,000,000
Eligible shareholders [Member] | Ordinary shares [member]
Disclosure of offsetting of financial assets [line items]
Share value			$ 20,100,000
Number of shares issued | shares			53,900,000
Phillips66 Company [Member] | Ordinary shares [member]
Disclosure of offsetting of financial assets [line items]
Share value			$ 5,000,000
Number of shares issued | shares			12,800,000
Bell Potter [Member] | Ordinary shares [member]
Disclosure of offsetting of financial assets [line items]
Share value	$ 14,500,000
Number of shares issued | shares	129,300,000					129,300,000
Bell Potter [Member] | Ordinary shares [member] | Share Purchase Plan [Member]
Disclosure of offsetting of financial assets [line items]
Share value	$ 700,000